BUSINESS DEVELOPMENT (Details 3) (Redecard S.A. [Member], BRL) In Millions	Mar. 30, 2009
Redecard S.A. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	175
Premises and equipment, net	306
Intangible assets	5,572
Receivables from banks issuers of credit cards	12,103
Other assets	249
Total assets purchased	18,405
Deferred tax asset, net	1,978
Payable to merchants	10,933
Other liabilities	787
Net asset at fair value	13,698
Shareholders’ equity attributable to Itaú Unibanco	4,707
Fair value of non-controlling interests	(9,590)
Goodwill	14,376
Amount paid in cash	590
Purchase price	9,493
Fair value of our initial investment in Redecard	8,903